Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segment information
Segment information for fiscal 2023, 2024 and
2025
is as follows:

	Millions of yen
	Fiscal Year ended March 31, 2023
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Finance revenues	¥60,133	¥5,562	¥1,026	¥1,230	¥300	¥78,066	¥7,312
Gains on investment securities and dividends	(519)	(243)	348	22	0	(351)	(1,350)
Operating leases	258,385	55,544	38,653	78	0	0	37,208
Life insurance premiums and related investment income	0	0	0	0	496,561	0	0
Sales of goods and real estate	5,356	96,030	280,361	4,200	0	0	624
Services income	106,542	261,843	55,934	210,240	2,626	7,059	10,871

Total Segment Revenues	429,897	418,736	376,322	215,770	499,487	84,774	54,665

Interest expense	4,661	2,413	2,054	8,063	11	5,181	6,974
Costs of operating leases	186,989	24,895	24,900	19	0	0	16,898
Life insurance costs	0	0	0	0	375,326	0	0
Costs of goods and real estate sold	3,988	80,586	240,942	2,627	0	0	647
Services expense	58,103	230,136	40,900	167,733	0	7,229	2,103
Other (income) and expense*	17,275	(627)	2,193	(194)	(3)	(318)	(4,024)
Selling, general and administrative expenses	83,811	36,643	56,449	16,276	60,815	33,351	10,369
Provision for credit losses, and write-downs of long-lived assets and securities	1,107	1,785	195	50	(1)	716	1

Total Segment Expenses	355,934	375,831	367,633	194,574	436,148	46,159	32,968

Equity in Net income (Loss) of equity method investments and others	2,776	9,627	(5,530)	15,977	5	(488)	8,789

Segment Profits	76,739	52,532	3,159	37,173	63,344	38,127	30,486

Significant non-cash items:
Depreciation and amortization	149,545	16,613	22,649	22,486	18,628	1,402	16,257
Increase in policy liabilities and policy account balances	0	0	0	0	89,915	0	0
Bargain purchase gain	0	0	58	1,018	0	0	98
Impairment of goodwill and intangible assets	1	0	0	0	0	0	405
Expenditures for long-lived assets	164,257	84,874	16,893	74,972	453	167	104,006

	Millions of yen
	Fiscal Year ended March 31, 2023
	ORIX USA	ORIX Europe	Asia and Australia	Total
Finance revenues	¥106,875	¥812	¥59,933	¥321,249
Gains on investment securities and dividends	29,209	(1,349)	1,574	27,341
Operating leases	426	0	104,614	494,908
Life insurance premiums and related investment income	0	0	0	496,561
Sales of goods and real estate	2,034	0	1,698	390,303
Services income	47,345	207,829	20,613	930,902

Total Segment Revenues	185,889	207,292	188,432	2,661,264

Interest expense	34,056	506	23,088	87,007
Costs of operating leases	216	0	78,950	332,867
Life insurance costs	0	0	0	375,326
Costs of goods and real estate sold	1,161	0	1,673	331,624
Services expense	4,871	48,921	12,214	572,210
Other (income) and expense*	2,447	609	147	17,505
Selling, general and administrative expenses	85,515	112,129	37,844	533,202
Provision for credit losses, and write-downs of long-lived assets and securities	4,741	0	2,601	11,195

Total Segment Expenses	133,007	162,165	156,517	2,260,936

Equity in Net income (Loss) of equity method investments and others	5,726	(641)	11,941	48,182

Segment Profits	58,608	44,486	43,856	448,510

Significant non-cash items:
Depreciation and amortization	3,023	6,619	75,867	333,089
Increase in policy liabilities and policy account balances	0	0	0	89,915
Bargain purchase gain	0	0	0	1,174
Impairment of goodwill and intangible assets	109	0	0	515
Expenditures for long-lived assets	2,906	668	154,174	603,370

	Millions of yen
	Fiscal Year ended March 31, 2024
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Finance revenues	¥61,428	¥6,134	¥6,679	¥1,478	¥300	¥80,653	¥7,769
Gains on investment securities and dividends	2,626	857	1,207	1,784	0	600	(130)
Operating leases	266,871	50,205	41,529	79	0	0	48,074
Life insurance premiums and related investment income	0	0	0	0	561,533	0	0
Sales of goods and real estate	3,934	111,013	249,085	3,771	0	0	97
Services income	110,100	303,483	80,668	158,486	2,036	7,321	9,381

Total Segment Revenues	444,959	471,692	379,168	165,598	563,869	88,574	65,191

Interest expense	5,418	3,016	2,978	11,093	14	5,302	11,596
Costs of operating leases	192,850	24,972	26,244	18	0	0	18,853
Life insurance costs	0	0	0	0	433,827	0	0
Costs of goods and real estate sold	3,234	90,931	168,404	2,236	0	0	96
Services expense	58,896	248,195	58,677	110,106	0	6,254	1,783
Other (income) and expense*	14,896	722	(2,330)	(4,633)	98	(306)	(3,600)
Selling, general and administrative expenses	88,621	41,542	89,864	18,670	59,309	32,886	10,345
Provision for credit losses, and write-downs of long-lived assets and securities	960	1,285	366	151	(2)	4,064	3

Total Segment Expenses	364,875	410,663	344,203	137,641	493,246	48,200	39,076

Equity in Net income (Loss) of equity method investments and others	3,160	6,026	9,002	10,115	203	56,979	18,251

Segment Profits	83,244	67,055	43,967	38,072	70,826	97,353	44,366

Significant non-cash items:
Depreciation and amortization	153,208	18,376	26,644	23,975	17,138	1,821	20,366
Increase in policy liabilities and policy account balances	0	0	0	0	186,193	0	0
Bargain purchase gain	0	0	0	0	0	0	0
Impairment of goodwill and intangible assets	0	0	0	0	0	0	0
Expenditures for long-lived assets	184,794	57,828	20,345	54,959	350	12	174,525

	Millions of yen
	Fiscal Year ended March 31, 2024
	ORIX USA	ORIX Europe	Asia and Australia	Total
Finance revenues	¥112,545	¥2,409	¥70,836	¥350,231
Gains on investment securities and dividends	6,446	10,711	7,885	31,986
Operating leases	1,225	0	122,624	530,607
Life insurance premiums and related investment income	0	0	0	561,533
Sales of goods and real estate	602	0	425	368,927
Services income	52,608	214,031	23,523	961,637

Total Segment Revenues	173,426	227,151	225,293	2,804,921

Interest expense	47,466	289	35,737	122,909
Costs of operating leases	547	0	90,336	353,820
Life insurance costs	0	0	0	433,827
Costs of goods and real estate sold	310	0	400	265,611
Services expense	4,331	54,224	15,039	557,505
Other (income) and expense*	(2,078)	2,666	(1,490)	3,945
Selling, general and administrative expenses	85,483	130,496	41,558	598,774
Provision for credit losses, and write-downs of long-lived assets and securities	7,937	217	8,027	23,008

Total Segment Expenses	143,996	187,892	189,607	2,359,399

Equity in Net income (Loss) of equity method investments and others	(1,499)	2,379	11,383	115,999

Segment Profits	27,931	41,638	47,069	561,521

Significant non-cash items:
Depreciation and amortization	2,872	7,003	87,422	358,825
Increase in policy liabilities and policy account balances	0	0	0	186,193
Bargain purchase gain	0	0	0	0
Impairment of goodwill and intangible assets	0	0	0	0
Expenditures for long-lived assets	184	388	171,184	664,569

	Millions of yen
	Fiscal Year ended March 31, 2025
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Finance revenues	¥63,271	¥4,860	¥12,140	¥1,402	¥280	¥60,290	¥5,769
Gains on investment securities and dividends	2,647	1,282	851	3,128	0	100	(24)
Operating leases	282,433	61,321	42,698	79	0	0	96,856
Life insurance premiums and related investment income	0	0	0	0	518,084	0	0
Sales of goods and real estate	4,202	107,859	252,969	3,307	0	0	852
Services income	108,146	322,458	69,273	178,105	(1)	2,914	16,139

Total Segment Revenues	460,699	497,780	377,931	186,021	518,363	63,304	119,592

Interest expense	7,306	2,616	3,833	13,170	256	7,184	20,159
Costs of operating leases	201,286	24,167	26,389	18	0	0	40,986
Life insurance costs	0	0	0	0	384,910	0	0
Costs of goods and real estate sold	3,335	89,593	173,652	1,786	0	0	864
Services expense	57,372	264,952	48,890	136,118	0	7,590	6,724
Other (income) and expense*	18,305	1,664	10,622	446	(110)	40	68
Selling, general and administrative expenses	89,599	43,405	88,370	22,582	58,904	20,822	11,967
Provision for credit losses, and write-downs of long-lived assets and securities	2,199	3,098	1,743	20,573	4	(176)	3

Total Segment Expenses	379,402	429,495	353,499	194,693	443,964	35,460	80,771

Equity in Net income (Loss) of equity method investments and others	9,032	2,256	74,440	3,749	(0)	1,447	28,599

Segment Profits	90,329	70,541	98,872	(4,923)	74,399	29,291	67,420

Significant non-cash items:
Depreciation and amortization	158,166	18,992	25,053	33,457	24,219	571	30,808
Increase in policy liabilities and policy account balances	0	0	0	0	268,258	0	0
Bargain purchase gain	0	0	0	0	0	0	0
Impairment of goodwill and intangible assets	0	0	11,149	0	0	0	0
Expenditures for long-lived assets	211,006	78,824	14,594	50,720	116	20	300,251

	Millions of yen
	Fiscal Year ended March 31, 2025
	ORIX USA	ORIX Europe	Asia and Australia	Total
Finance revenues	¥102,627	¥4,077	¥74,961	¥329,677
Gains on investment securities and dividends	119	4,408	1,933	14,444
Operating leases	861	0	135,169	619,417
Life insurance premiums and related investment income	0	0	0	518,084
Sales of goods and real estate	543	0	751	370,483
Services income	50,078	248,782	23,406	1,019,300

Total Segment Revenues	154,228	257,267	236,220	2,871,405

Interest expense	40,016	665	41,761	136,966
Costs of operating leases	1,496	0	97,249	391,591
Life insurance costs	0	0	0	384,910
Costs of goods and real estate sold	307	0	684	270,221
Services expense	2,823	66,446	14,710	605,625
Other (income) and expense*	(3,382)	4,231	(5,654)	26,230
Selling, general and administrative expenses	95,406	138,859	44,342	614,256
Provision for credit losses, and write-downs of long-lived assets and securities	7,669	115	9,983	45,211

Total Segment Expenses	144,335	210,316	203,075	2,475,010

Equity in Net income (Loss) of equity method investments and others	30,022	(2,578)	1,306	148,273

Segment Profits	39,915	44,373	34,451	544,668

Significant non-cash items:
Depreciation and amortization	2,687	6,234	93,705	393,892
Increase in policy liabilities and policy account balances	0	0	0	268,258
Bargain purchase gain	0	0	3,750	3,750
Impairment of goodwill and intangible assets	1,175	1,971	0	14,295
Expenditures for long-lived assets	2,326	1,143	177,320	836,320

*
“Other (income) and expense” includes items such as expenses of taxes and insurance premiums related to finance leases, impairment losses on goodwill and other intangible assets, gains and losses on derivatives, and foreign exchange gains and losses.

Segment information as of March 31, 2023, 2024 and 2025 is as follows:

	Millions of yen
	As of March 31, 2023
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Net investment in leases	¥566,010	¥57,587	¥1,616	¥6,723	¥0	¥0	¥0
Installment loans	338,361	0	14,225	2,138	18,109	2,395,340	75,914
Investment in operating leases	511,184	302,698	52,976	264	27,467	0	295,858
Investment in securities	34,270	3,894	36,058	1,580	1,982,573	289,621	5,112
Property under facility operations and servicing assets	18,908	170,425	51,978	362,043	0	0	0
Inventories	1,104	108,789	48,716	9,825	0	9	37
Advances for finance lease and operating lease	1,566	112,973	4	1	0	0	0
Equity method investments	13,416	117,040	28,796	188,436	17,577	2,006	347,508
Advances for property under facility operations	0	6,625	2,354	88,493	0	0	0
Goodwill, intangible assets acquired in business combinations	29,251	54,996	368,748	114,114	4,686	11,771	18,461
Other assets	249,897	114,153	264,395	115,912	595,793	255,038	66,053

Segment Assets	1,763,967	1,049,180	869,866	889,529	2,646,205	2,953,785	808,943

	Millions of yen
	As of March 31, 2023
	ORIX USA	ORIX Europe	Asia and Australia	Total
Net investment in leases	¥483	¥0	¥454,961	¥1,087,380
Installment loans	747,783	0	312,809	3,904,679
Investment in operating leases	3,612	0	329,549	1,523,608
Investment in securities	384,082	76,648	36,444	2,850,282
Property under facility operations and servicing assets	81,291	0	1,184	685,829
Inventories	142	0	202	168,824
Advances for finance lease and operating lease	0	0	3,720	118,264
Equity method investments	87,513	10,213	249,481	1,061,986
Advances for property under facility operations	0	0	0	97,472
Goodwill, intangible assets acquired in business combinations	157,811	331,080	6,746	1,097,664
Other assets	162,167	194,943	89,473	2,107,824

Segment Assets	1,624,884	612,884	1,484,569	14,703,812

	Millions of yen
	As of March 31, 2024
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Net investment in leases	¥567,735	¥51,978	¥1,238	¥3,104	¥0	¥0	¥0
Installment loans	346,840	52	115,629	2,255	11,792	2,378,183	60,468
Investment in operating leases	535,655	278,191	56,286	250	26,876	0	557,867
Investment in securities	36,683	4,036	36,729	571	2,236,495	311,237	11,960
Property under facility operations and servicing assets	17,404	165,387	41,416	453,252	0	0	0
Inventories	928	174,990	47,553	2,463	0	0	733
Advances for finance lease and operating lease	3,400	114,649	5	0	0	0	9,232
Equity method investments	14,984	143,751	118,310	219,018	29,742	43,601	399,061
Advances for property under facility operations	0	8,183	4,466	44,962	0	0	0
Goodwill, intangible assets acquired in business combinations	28,693	52,898	351,202	121,174	4,452	0	19,114
Other assets	224,998	115,972	293,813	129,385	612,570	201,196	111,206

Segment Assets	1,777,320	1,110,087	1,066,647	976,434	2,921,927	2,934,217	1,169,641

	Millions of yen
	As of March 31, 2024
	ORIX USA	ORIX Europe	Asia and Australia	Total
Net investment in leases	¥505	¥0	¥530,426	¥1,154,986
Installment loans	699,384	0	343,936	3,958,539
Investment in operating leases	9,858	0	395,573	1,860,556
Investment in securities	509,172	82,568	33,520	3,262,971
Property under facility operations and servicing assets	79,747	0	1,849	759,055
Inventories	159	0	224	227,050
Advances for finance lease and operating lease	0	0	3,017	130,303
Equity method investments	61,415	11,907	271,682	1,313,471
Advances for property under facility operations	0	0	0	57,611
Goodwill, intangible assets acquired in business combinations	176,785	364,773	7,313	1,126,404
Other assets	157,459	202,891	121,693	2,171,183

Segment Assets	1,694,484	662,139	1,709,233	16,022,129

	Millions of yen
	As of March 31, 2025
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Net investment in leases	¥569,380	¥45,810	¥1,640	¥2,092	¥0	¥0	¥0
Installment loans	424,370	30	124,411	3,609	12,805	2,511,736	36,119
Investment in operating leases	557,625	311,377	46,796	237	26,167	0	599,813
Investment in securities	29,690	6,209	6,117	32,032	2,234,453	305,441	9,387
Property under facility operations and servicing assets	43,857	175,153	53,832	487,241	0	0	28
Inventories	433	182,652	41,021	2,551	0	0	1,588
Advances for finance lease and operating lease	6,177	78,044	3	0	0	0	27,816
Equity method investments	16,375	177,956	148,274	170,946	35,865	43,934	402,567
Advances for property under facility operations	143	7,401	728	70,081	0	0	0
Goodwill, intangible assets acquired in business combinations	25,268	50,801	331,003	120,743	4,452	0	43,024
Other assets	211,247	122,860	269,119	126,643	695,492	283,460	111,631

Segment Assets	1,884,565	1,158,293	1,022,944	1,016,175	3,009,234	3,144,571	1,231,973

	Millions of yen
	As of March 31, 2025
	ORIX USA	ORIX Europe	Asia and Australia	Total
Net investment in leases	¥451	¥0	¥547,966	¥1,167,339
Installment loans	652,805	0	315,128	4,081,013
Investment in operating leases	21,260	0	394,764	1,958,039
Investment in securities	487,022	86,008	37,768	3,234,127
Property under facility operations and servicing assets	76,469	0	1,844	838,424
Inventories	137	0	615	228,997
Advances for finance lease and operating lease	0	0	4,833	116,873
Equity method investments	54,817	8,578	260,395	1,319,707
Advances for property under facility operations	0	0	51	78,404
Goodwill, intangible assets acquired in business combinations	171,884	354,801	6,986	1,108,962
Other assets	129,094	219,919	155,277	2,324,742

Segment Assets	1,593,939	669,306	1,725,627	16,456,627

Reconciliation of Segment Totals to Consolidated Financial Statement Amounts
The reconciliation of segment totals to consolidated financial statement amounts is as follows:
Significant items to be reconciled are segment revenues, segment profits and segment assets. Other items do not have a significant difference between segment amounts and consolidated amounts.

	Millions of yen
	2023	2024	2025
Segment revenues:
Total revenues for segments	¥2,661,264	¥2,804,921	¥2,871,405
Revenues related to corporate assets	51,993	64,922	64,628
Revenues from inter-segment transactions	(49,598)	(55,482)	(61,212)

Total consolidated revenues	¥2,663,659	¥2,814,361	¥2,874,821

Segment profits:
Total segment profits	¥448,510	¥561,521	¥544,668
Corporate losses	(64,337)	(84,644)	(64,475)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	8,005	(6,902)	270

Total consolidated income before income taxes	¥392,178	¥469,975	¥480,463

Segment assets:
Total segment assets	¥14,703,812	¥16,022,129	¥16,456,627
Corporate assets	2,760,471	2,307,313	2,494,395
Assets from inter-segment transactions	(2,174,898)	(2,007,342)	(2,084,771)

Total consolidated assets	¥15,289,385	¥16,322,100	¥16,866,251

Geographical Revenues and Income before Income Taxes
The following information represents geographical revenues and income before income taxes, which are attributed to geographic areas, based on the country location of the Company and its subsidiaries.

	Millions of yen
	Fiscal Year ended March 31, 2023
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,006,639	¥258,792	¥398,228	¥2,663,659
Income before Income Taxes	183,848	85,083	123,247	392,178
Long-lived assets	1,692,474	34,553	849,419	2,576,446

	Millions of yen
	Fiscal Year ended March 31, 2024
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,097,360	¥263,090	¥453,911	¥2,814,361
Income before Income Taxes	298,699	39,104	132,172	469,975
Long-lived assets	1,855,252	34,661	1,041,338	2,931,251

	Millions of yen
	Fiscal Year ended March 31, 2025
	Japan	The Americas*1	Other*2	Total
Total Revenues	¥2,125,234	¥270,100	¥479,487	¥2,874,821
Income before Income Taxes	302,628	68,154	109,681	480,463
Long-lived assets	1,849,310	43,124	1,185,989	3,078,423

*1	Mainly the United States
*2	Mainly Asia, Europe and Australasia

Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location
The following information represents disaggregation of revenues for revenues from contracts with customers, by goods or services category and geographical location.

	Millions of yen
	Fiscal Year ended March 31, 2023
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥5,356	¥3,373	¥280,361	¥4,200	¥0	¥0	¥624
Real estate sales	0	92,657	0	0	0	0	0
Asset management and servicing	326	7,807	0	214	0	482	66
Automobile related services	63,414	0	0	248	0	0	0
Facilities operation	0	55,231	0	0	0	0	0
Environment and energy services	3,023	40	84	207,037	0	0	0
Real estate management and brokerage	0	100,137	0	0	0	0	0
Real estate contract work	0	96,509	24,105	0	0	0	0
Other	39,779	1,243	31,745	834	2,626	6,577	10,805

Total revenues from contracts with customers	111,898	356,997	336,295	212,533	2,626	7,059	11,495

Other revenues *	317,999	61,739	40,027	3,237	496,861	77,715	43,170

Segment revenues/Total revenues	¥429,897	¥418,736	¥376,322	¥215,770	¥499,487	¥84,774	¥54,665

	Millions of yen
	Fiscal Year ended March 31, 2023
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥2,023	¥0	¥1,698	¥297,635	¥2,266	¥299,901
Real estate sales	11	0	0	92,668	0	92,668
Asset management and servicing	22,900	207,679	9	239,483	(251)	239,232
Automobile related services	0	0	18,763	82,425	3	82,428
Facilities operation	0	0	0	55,231	1,000	56,231
Environment and energy services	1,433	0	0	211,617	(1,968)	209,649
Real estate management and brokerage	0	0	0	100,137	(1,544)	98,593
Real estate contract work	0	0	0	120,614	(235)	120,379
Other	6,649	150	1,633	102,041	2,243	104,284

Total revenues from contracts with customers	33,016	207,829	22,103	1,301,851	1,514	1,303,365

Other revenues *	152,873	(537)	166,329	1,359,413	881	1,360,294

Segment revenues/Total revenues	¥185,889	¥207,292	¥188,432	¥2,661,264	¥2,395	¥2,663,659

	Millions of yen
	Fiscal Year ended March 31, 2024
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥3,934	¥3,536	¥249,085	¥3,771	¥0	¥0	¥97
Real estate sales	0	107,477	0	0	0	0	0
Asset management and servicing	318	9,662	0	(6)	0	615	53
Automobile related services	65,942	0	0	239	0	0	0
Facilities operation	0	74,989	0	0	0	0	0
Environment and energy services	2,958	41	83	155,838	0	0	0
Real estate management and brokerage	0	101,229	0	0	0	0	0
Real estate contract work	0	104,875	47,233	0	0	0	0
Other	40,882	1,482	33,371	770	2,036	6,706	9,328

Total revenues from contracts with customers	114,034	403,291	329,772	160,612	2,036	7,321	9,478

Other revenues *	330,925	68,401	49,396	4,986	561,833	81,253	55,713

Segment revenues/Total revenues	¥444,959	¥471,692	¥379,168	¥165,598	¥563,869	¥88,574	¥65,191

	Millions of yen
	Fiscal Year ended March 31, 2024
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥555	¥0	¥425	¥261,403	¥4,987	¥266,390
Real estate sales	47	0	0	107,524	0	107,524
Asset management and servicing	20,157	213,908	44	244,751	(243)	244,508
Automobile related services	0	0	22,141	88,322	3	88,325
Facilities operation	0	0	0	74,989	1,098	76,087
Environment and energy services	637	0	0	159,557	(1,482)	158,075
Real estate management and brokerage	0	0	0	101,229	(1,386)	99,843
Real estate contract work	0	0	0	152,108	(86)	152,022
Other	5,739	123	1,285	101,722	5,469	107,191

Total revenues from contracts with customers	27,135	214,031	23,895	1,291,605	8,360	1,299,965

Other revenues *	146,291	13,120	201,398	1,513,316	1,080	1,514,396

Segment revenues/Total revenues	¥173,426	¥227,151	¥225,293	¥2,804,921	¥9,440	¥2,814,361

	Millions of yen
	Fiscal Year ended March 31, 2025
	Reportable segments
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit	Aircraft and Ships
Goods or services category
Sales of goods	¥4,202	¥3,754	¥252,969	¥3,307	¥0	¥0	¥852
Real estate sales	0	104,105	0	0	0	0	0
Asset management and servicing	418	8,958	0	24	0	0	38
Automobile related services	65,250	0	0	196	0	0	0
Facilities operation	0	82,153	0	0	0	0	0
Environment and energy services	3,013	39	78	173,831	0	0	0
Real estate management and brokerage	0	103,831	0	0	0	0	0
Real estate contract work	574	115,437	50,880	0	0	0	0
Other	38,891	1,530	18,315	863	(1)	2,914	16,101

Total revenues from contracts with customers	112,348	419,807	322,242	178,221	(1)	2,914	16,991

Other revenues *	348,351	77,973	55,689	7,800	518,364	60,390	102,601

Segment revenues/Total revenues	¥460,699	¥497,780	¥377,931	¥186,021	¥518,363	¥63,304	¥119,592

	Millions of yen
	Fiscal Year ended March 31, 2025
	Reportable segments				Corporate revenue and intersegment transactions	Total revenues
	ORIX USA	ORIX Europe	Asia and Australia	Total
Goods or services category
Sales of goods	¥543	¥0	¥751	¥266,378	¥2,672	¥269,050
Real estate sales	0	0	0	104,105	0	104,105
Asset management and servicing	17,901	248,664	172	276,175	(246)	275,929
Automobile related services	0	0	21,737	87,183	(10)	87,173
Facilities operation	0	0	0	82,153	1,406	83,559
Environment and energy services	0	0	0	176,961	(1,310)	175,651
Real estate management and brokerage	0	0	0	103,831	(1,462)	102,369
Real estate contract work	0	0	0	166,891	(3,970)	162,921
Other	5,920	118	1,280	85,931	5,575	91,506

Total revenues from contracts with customers	24,364	248,782	23,940	1,349,608	2,655	1,352,263

Other revenues *	129,864	8,485	212,280	1,521,797	761	1,522,558

Segment revenues/Total revenues	¥154,228	¥257,267	¥236,220	¥2,871,405	¥3,416	¥2,874,821

*
Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.